Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund	Dec. 30, 2022
Fidelity Canada Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.91%
Past 5 years	10.32%
Past 10 years	6.83%
Fidelity Canada Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.58%
Past 5 years	9.50%
Past 10 years	6.08%
Fidelity Canada Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.16%
Past 5 years	8.25%
Past 10 years	5.52%
DR001
Average Annual Return:
Past 1 year	26.17%
Past 5 years	11.36%
Past 10 years	6.81%